Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Net amount presented	$ 564,216	$ 347,387
Net amount presented	716,554	577,765
Trade And Other Payables one [Member]
Statement [Line Items]
Gross amounts recognized	38,339	40,898
Gross amounts offset	(22,616)	(10,267)
Net amount presented	60,955	51,165
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized	163,684	135,686
Gross amounts offset	(22,616)	(10,267)
Net amount presented	$ 141,068	$ 125,419